Plant and Equipment (Tables)	9 Months Ended
Sep. 30, 2025
Plant and Equipment [Abstract]
Schedule of Plant and Equipment
	As of January 1, 2024	Addition	As of December 31, 2024	Addition	Disposal	As of September 30, 2025	As of September 30, 2025
	RM	RM	RM	RM	RM	RM	Convenience Translation USD
Plant and equipment, at cost
Equipment & Machine	12,468,561	4,894,732	17,363,293	19,746,293	(1,558,323)	35,551,263	8,445,283
Computer & Handphone	114,419	-	114,419	-	-	114,419	27,180
License	775,901	-	775,901	7,031,639	-	7,807,540	1,854,698
Renovation	43,892	-	43,892	80,252	-	124,144	29,491
Total cost	13,402,773	4,894,732	18,297,505	26,858,184	(1,558,323)	43,597,366	10,356,652

	As of January 1, 2024	Depreciation for the year	As of December 31, 2024	Depreciation for the period	Disposal for the period	As of September 30, 2025	As of September 30, 2025
	RM	RM	RM	RM	RM	RM	Convenience Translation USD
Accumulated Depreciation
Equipment & Machine	2,230,743	1,576,753	3,807,496	1,954,749	(725,611)	5,036,634	1,196,464
Computer & Handphone	56,323	22,676	78,999	15,698	-	94,697	22,495
License	64,836	77,590	142,426	468,372	-	610,798	145,096
Renovation	3,793	10,973	14,766	13,246	-	28,012	6,654
Total accumulated depreciation	2,355,695	1,687,992	4,043,687	2,452,065	(725,611)	5,770,141	1,370,709

	As of December 31, 2024	As of September 30, 2025	As of September 30, 2025
	RM	RM	Convenience Translation USD
Carrying Amount
Equipment & Machine	13,555,797	30,514,629	7,248,819
Computer & Handphone	35,420	19,722	4,685
License	633,475	7,196,742	1,709,602
Renovation	29,126	96,132	22,837
Total carrying amount	14,253,818	37,827,225	8,985,943